Stockholders' Deficit - Additional Information (Detail) - $ / shares	Sep. 30, 2021	Dec. 11, 2020	Dec. 31, 2019	Jun. 30, 2021	Dec. 31, 2020
Class of Stock [Line Items]
Common stock shares authorized	10,000		10,000		10,000
Common stock par or stated value per share	$ 1.00		$ 1.00		$ 1.00
Common stock shares issued	1,029		1,029		1,029
Common stock shares outstanding	1,029		1,029		1,029
Stock issued during the period shares	309		309
Preferred stock shares authorized					1,000,000
Preferred stock par or stated value per share					$ 0.0001
Preferred shares issued					0
Preferred shares outstanding					0
CBRE Acquisition Holdings Inc [Member]
Class of Stock [Line Items]
Preferred stock shares authorized	1,000,000				1,000,000
Preferred stock par or stated value per share	$ 0.0001				$ 0.0001
Preferred shares issued	0				0
Preferred shares outstanding	0				0
CBRE Acquisition Holdings Inc [Member] | SAILSM Securities [Member] | Over-Allotment Option [Member]
Class of Stock [Line Items]
Stock issued during the period shares		5,250,000
CBRE Acquisition Holdings Inc [Member] | Common Class A [Member]
Class of Stock [Line Items]
Common stock shares authorized	250,000,000				250,000,000
Common stock par or stated value per share	$ 0.0001				$ 0.0001
Temporary equity shares outstanding	40,250,000				40,250,000
Common stock shares outstanding					40,250,000
Temporary equity shares issued					40,250,000
CBRE Acquisition Holdings Inc [Member] | Common Class A [Member] | Over-Allotment Option [Member]
Class of Stock [Line Items]
Stock issued during the period shares		5,250,000
Class of warrants or rights issued during the period shares		1,312,500
CBRE Acquisition Holdings Inc [Member] | Common Class B [Member]
Class of Stock [Line Items]
Common stock shares authorized	10,000,000				10,000,000
Common stock par or stated value per share	$ 0.0001				$ 0.0001
Common stock shares issued	2,012,500	2,012,500		2,012,500	2,012,500
Common stock shares outstanding	2,012,500				2,012,500